Lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of Leases [Line Items]
Right-of-use assets	$ 2,146	$ 2,602	$ 3,374	$ 4,656
Lease liabilities	3,116	3,569	4,620		$ 5,776
Lease liabilities	1,645	2,278	3,373		4,762
Lease liabilities	$ 1,471	1,291	1,247		$ 1,014
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	14.20%
Rental charges	$ 1,559	$ 1,248	$ 1,411
IFRS 16
Disclosure of Leases [Line Items]
Right-of-use assets	$ 2,146